Other Liabilities - Minimum Lease Payments Required (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	$ 37,793
Imputed interest included in minimum lease payments	(7,001)
Lease liabilities	30,792	$ 6,403	$ 6,524
2022
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	3,045
2023
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	4,052
2024
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	4,486
2025
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	4,072
2026
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	3,791
From 5 years and later
Disclosure of quantitative information about right-of-use assets [line items]
Minimum lease payments obligation	$ 18,347